Subsequent events (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended			12 Months Ended
	Mar. 16, 2016 CNY (¥)	Feb. 17, 2016 $ / shares	Jan. 22, 2016 USD ($) shares	Apr. 30, 2016 CNY (¥)	Apr. 30, 2016 KRW (₩)	Jan. 29, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Subsequent Event [Line Items]
Cash consideration							$ 4,738,000	¥ 30,690
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of share of interests of subsidiary disposed to its non-controlling interests				31.10%	31.10%
Ownership percentage				51.00%	51.00%
Subsequent Event [Member] | Land use rights [Member]
Subsequent Event [Line Items]
Intangible assets acquired						¥ 81,600
Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Cash consideration received from sale of share of interests				¥ 19,363	₩ 3,454,819,695
Subsequent Event [Member] | Buyer Group [Member]
Subsequent Event [Line Items]
Cash to be paid per american depositary share to acquire all of the outstanding ordinary shares (in dollares per ADS) | $ / shares		$ 7.0
Percentage of premium to be paid above the average closing price of the Company's ADSs		26.60%
Period used to calculate the average closing price of the Company's ADSs		10 days
Subsequent Event [Member] | BabyTree [Member]
Subsequent Event [Line Items]
Proceeds from loan repayment	¥ 186,000
Subsequent Event [Member] | Online retailer in United States [Member]
Subsequent Event [Line Items]
Shares of Series A Preferred Shares purchased | shares			2,000,000
Cash consideration | $			$ 15,000,000
Percentage of equity stake acquired			16.67%